Payables and accruals (Tables)	12 Months Ended
Dec. 31, 2021
Payables and accruals
Schedule of payables and accruals

	December 31,	December 31,
	2021	2020
Trade payables	1,787,287	983,545
Social security and other taxes	203,288	171,876
Accrued expenses	1,856,570	1,336,506
Total payables and accruals	3,847,145	2,491,927